Supplemental Balance Sheet Information	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Information
5. Supplemental Balance Sheet Information
Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following:

	September 30, 2023	December 31, 2022
Prepaid research and development expenses	$828	$4,509
Prepaid insurance	1,221	999
Other current assets	805	1,008
Prepaid compensation benefits	6	327
Tax incentive refund	—	269

Prepaid expenses and other current assets	$2,860	$7,112

Property and equipment, net
Property and equipment, net consisted of the following:

	September 30, 2023	December 31, 2022
Laboratory and office equipment	$5,973	$5,967
Leasehold improvements	629	629
Computer equipment	104	102

	6,706	6,698
Less: Accumulated depreciation and amortization	(4,421)	(3,804)
Reclassified to held for sale	(2,285)	—

Property and equipment, net	$—	$2,894

Reclassified to held for sale	$2,285	$—
Less: Loss on impairment	(902)	—
Less: Sales	(1,198)	—

Held for Sale	$185	$—

As of September 30, 2023, the Company had $185 of property and equipment classified as held for sale, and the Company’s intention is to complete the sale of these assets within the fourth quarter of 2023. During the three and nine months ended September 30, 2023, $2,285 of assets were reclassified as held for sale and $1,198 were sold. For the three and nine months ended September 30, 2023, the Company recognized $902 as a loss on impairment on assets.
No depreciation or amortization expense was recognized for the three months ended September 30, 2023. Depreciation and amortization expense was $617 for the nine months ended September 30, 2023. Depreciation and amortization expense was $336 and $1,105, respectively, for the three and nine months ended September 30, 2022.

Restricted cash
As of September 30, 2023 and December 31, 2022, the Company had restricted cash as presented in the table below, which consists of cash used to secure letters of credit for the benefit of the landlord in connection with the Company’s lease agreements. The cash will be restricted until the termination or modification of the lease arrangement.

	September 30, 2023	December 31, 2022
Restricted cash	$283	$283
Restricted cash, net of current portion	400	—
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following:

	September 30, 2023	December 31, 2022
Research and development expenses	$1,479	$6,122
Compensation and benefit costs	2,402	4,175
Consulting and professional fees	1,120	1,224
Other liabilities	1	211

Accrued expenses and other current liabilities	$5,002	$11,732

5. Supplemental Balance Sheet Information
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	December 31,
	2022	2021
Prepaid research and development expenses	$4,509	$4,496
Tax incentive refund, net of reserve	269	2,697
Prepaid insurance	999	112
Prepaid compensation benefits	327	575
Other current assets	1,008	1,698

Prepaid expenses and other current assets	$7,112	$9,578

Property and Equipment, Net
Property and equipment, net consisted of the following:

	December 31,
	2022	2021
Laboratory and office equipment	$5,967	$6,162
Leasehold improvements	629	1,635
Computer equipment	102	149

	6,698	7,946
Less: Accumulated depreciation and amortization	(3,804)	(3,820)

Property and equipment, net	$2,894	$4,126

Depreciation and amortization expense for the years ended December 31, 2022 and 2021 was $1,440 and $1,399, respectively.
Restricted Cash
As of December 31, 2022 and 2021, the Company had restricted cash as presented in the table below, which consists of cash used to secure letters of credit for the benefit of the landlord in connection with the Company’s lease agreements. The cash will be restricted until the termination or modification of the lease arrangement.

	December 31,
	2022	2021
Restricted cash	$283	$—
Restricted cash, net of current portion	—	492
Accrued Expenses
Accrued expenses consisted of the following:

	December 31,
	2022	2021
Research and development expenses	$6,122	$8,882
Compensation and benefit costs	4,175	5,579
Consulting and professional fees	1,224	999
Other liabilities	211	178

	$11,732	$15,638